Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Sep. 06, 2019	Feb. 16, 2022	Feb. 14, 2021	Feb. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2019	Sep. 30, 2019
Related Party Transactions (Details) [Line Items]
Borrowed from related parties					$ 500	$ 730
Repaid due amount		$ 500,000
GS Holdings [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	$ 1,100						$ 1,100
Converted into loans	$ 350
Outstanding balance				$ 1,400				$ 750	$ 750
Conversion price (in Dollars per share)			$ 5	$ 5
Maturity date				Feb. 14, 2021
Conversion of shares (in Shares)			280,000
GS Holdings [Member] | Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description	(i) the consummation of a Business Combination or (ii) the liquidation of GS Holdings. Up to $1,000 of the loans under the Sponsor Note could be converted into warrants, each warrant entitling the holders to receive one half of one ordinary share, at $0.50 per warrant.